Funding Debts - Summary of the Group's Outstanding Funding Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Short-term Funding Debts	¥ 3,483,196	$ 490,598	¥ 4,385,253
Long-term funding debts	455,800	$ 64,198	1,334,105
Liabilities to Funding Partners
Debt Instrument [Line Items]
Short-term Funding Debts	3,483,196		4,385,253
Long-term funding debts	¥ 455,800		¥ 1,334,105